Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NET SALES TO EXTERNAL CUSTOMERS
Net sales	$ 144,338,805	$ 35,185,508	[1]
GROSS PROFIT
Gross profit	7,150,452	(365,690)	[1]
Legacy YOD
NET SALES TO EXTERNAL CUSTOMERS
Net sales	794,273	4,543,616
GROSS PROFIT
Gross profit	31,659	109,356
Wecast Services
NET SALES TO EXTERNAL CUSTOMERS
Net sales	143,544,532	30,641,892
GROSS PROFIT
Gross profit	$ 7,150,452	$ (475,046)

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")